The Prudential                    Arthur D. Woods, III
                                  Assistant General Counsel
                                  Law Department


                                  The Prudential Insurance Company of America
                                  213 Washington Street
                                  Newark, NJ 07102-2992
                                  (973) 802-8020 fax: (973) 802-9560



                                    May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Prudential Variable Appreciable Account
                    (Registration No. 33-20000)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 20 and (ii) that the text of Post-Effective Amendment No. 20 was filed electronically on April 24, 1998. (Accession No. 0000950130-98-002084)


                              By:   /s/
                                    ------------------------------------
                                    Arthur D. Woods, III
                                    Assistant General Counsel
                                    The Prudential Insurance Company of America